Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
General and administrative expenses		$ 18,656	$ 7,248	[1]
Selling and marketing expenses		1,380	319	[1]
Research and development expenses, net		1,640	1,689
Amortization		2,075
Operating loss		(23,751)	(9,256)
Finance income		9,854	1,602
Finance expenses		10,724	3,232
Loss before income tax		(24,621)	(10,886)
Income tax
Net loss		(24,621)	(10,886)
Other comprehensive loss		(1,691)	92
Total comprehensive loss		(26,312)	(10,794)
Net loss attributable to:
Equity holders of the Company		(23,638)	(10,693)
Non- controlling interest		$ (983)	$ (193)
Loss per share attribute to the shareholders
Basic loss per share attribute to shareholders	[1],[2]	$ (209)	$ (4)
Diluted loss per share attribute to shareholders	[1],[2]	$ (209)	$ (4)

[1]	Reclassification ** The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) (see also Note 1.E – 1.H)
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). see also notes 1.E – 1.H.